Land Use Rights, Net	12 Months Ended
Dec. 31, 2019
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET
7.	LAND USE RIGHTS, NET

Land use rights, net consist of the followings:

	December 31, 2019	December 31, 2018
Land use rights	397,311	$402,298
Less: accumulated amortization	(30,902)	(9,537)
	$366,409	$392,761

For the year ended December 31, 2018, the Company acquired two pieces of land use rights for a total of RMB 2,766,000 ($418,520). Amortization expenses totaled $21,650, $9,921 and $nil for the years ended December 31, 2019, 2018 and 2017, respectively.